Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Other payables	₩ 80,973
Total payables	91,365
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	4,121	₩ 3,593
Other receivables	205	6
Total receivables	4,326	3,599
Trade accounts and notes payable	791	6,160
Other payables	8	217
Total payables	799	6,377
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	23,626	233,157
Loan	0		₩ 282,775
Other receivables	20,592
Total receivables	44,218	233,157
Other payables	10
Total payables	10
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	8,234
Other receivables	0
Total receivables	8,234
Trade accounts and notes payable	657
Other payables		1,758
Total payables	657	1,758
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	60,516	59,664	59,668
Other receivables	120	118
Total receivables	60,636	59,782
CSP — Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	244,700	364,190
Other receivables	14,264	9,669
Total receivables	258,964	373,859
Trade accounts and notes payable		62,578
Other payables	33
Total payables	33	62,578
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	10,273	10,836
Loan	0		5,357
Other receivables	0
Total receivables	10,273	10,836
Trade accounts and notes payable	633	2,101
Total payables	633	2,101
PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	0
Loan	36,291	35,100	29,048
Other receivables	19,993	171
Total receivables	56,284	35,271
Trade accounts and notes payable	56
Total payables	56
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	7,035	6,274
Loan	0	3,354	5,357
Other receivables	0	27
Total receivables	7,035	9,655
Trade accounts and notes payable	101	66
Total payables	101	66
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Loan	57,999	64,297	69,713
Other receivables	1,672
Total receivables	59,671	64,297
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14
Loan	147,367	191,107	229,880
Total receivables	147,381	191,107
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	94,914	75,382
Loan	138,663	136,117
Other receivables	97,804	83,786
Total receivables	331,381	295,285
Trade accounts and notes payable	7,128	7,768
Other payables	13,379	5,363
Total payables	20,507	13,131
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	465,079	707,135
Loan	449,070	489,639	₩ 816,304
Other receivables	154,650	93,777
Total receivables	1,068,799	1,290,551
Trade accounts and notes payable	10,392	78,673
Other payables	80,973	74,194
Total payables	91,365	152,867
POSPower Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	34,945	13,703
Total receivables	34,945	13,703
Other payables	67,543	66,856
Total payables	67,543	₩ 66,856
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	8,078
Total receivables	8,078
Trade accounts and notes payable	916
Total payables	916
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	37,373
Total receivables	37,373
Trade accounts and notes payable	110
Total payables	₩ 110